ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	As of December 31,
	2024	2025
	$US	$US
Accounts receivables	10,301,288	16,111,717
Less: provision for credit loss	18,431	137,041
Total accounts receivable, net	10,282,857	15,974,676

Schedule of provision for credit losses

	As of December 31,
	2024	2025
	$US	$US
Balance at the beginning of the year	13,273	18,431
Provision for the year	5,602	116,036
Write-off of credit loss	—	(1,152)
Foreign currency translation adjustment	(444)	3,726
Balance at the end of the year	18,431	137,041